BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Changes in estimates (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Increase in depreciation	$ 7,071,114
Percentage of increased depreciation	6.00%
Software
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years
Minimum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Minimum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Minimum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Minimum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Minimum | Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Minimum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	80 years
Maximum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Maximum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Maximum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Maximum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Maximum | Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Maximum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Chile | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Chile | Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years	30 years
Chile | Minimum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	10 years
Chile | Minimum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years	10 years
Chile | Minimum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		4 years
Chile | Minimum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years	5 years
Chile | Minimum | Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	3 years
Chile | Minimum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years	2 years
Chile | Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	80 years	50 years
Chile | Maximum | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years	20 years
Chile | Maximum | Warehouse installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years	30 years
Chile | Maximum | Furniture and supplies
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives		5 years
Chile | Maximum | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years	7 years
Chile | Maximum | Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years	8 years
Chile | Maximum | Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years	8 years